UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     10/22/10
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        135
                                         --------------
Form 13F Information Table Value Total:  $ 6,459,922
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101   112775  1300603 SH       Sole                  1279030             21573
AAR Corporation                COM              000361105     8225   440797 SH       Sole                   439902               895
Aaron's Inc.                   COM              002535201     9697   525601 SH       Sole                   477314             48287
Abbott Laboratories            COM              002824100   169975  3253742 SH       Sole                  3203898             49844
Affiliated Managers Group Inc. COM              008252108      556     7130 SH       Sole                     7130
Air Products & Chemicals Inc.  COM              009158106   121159  1462914 SH       Sole                  1438858             24056
AirTran Holdings Inc.          COM              00949P108    23041  3134763 SH       Sole                  2967179            167584
Alleghany Corp.                COM              017175100    14720    48576 SH       Sole                    44884              3692
Allegiant Travel Co.           COM              01748X102    12204   288379 SH       Sole                   288034               345
Alliance Data Systems Corp.    COM              018581108    63463   972469 SH       Sole                   943452             29017
Allstate Corp.                 COM              020002101     4653   147483 SH       Sole                    93193             54290
American Express Co.           COM              025816109     1078    25655 SH       Sole                    25655
Amgen Inc.                     COM              031162100    26282   476899 SH       Sole                   470964              5935
Anadarko Petroleum Corp.       COM              032511107   202710  3553196 SH       Sole                  3500128             53068
Apache Corp.                   COM              037411105   227587  2328013 SH       Sole                  2294241             33772
Apogee Enterprises Inc.        COM              037598109     6021   658011 SH       Sole                   601521             56490
Arch Capital Group Ltd.        COM              G0450A105    25818   308090 SH       Sole                   279750             28340
Assurant Inc.                  COM              04621X108    71952  1767863 SH       Sole                  1704321             63542
Assured Guaranty Ltd.          COM              G0585R106    96348  5631064 SH       Sole                  5466014            165050
Bank of America Corp.          COM              060505104     1713   130693 SH       Sole                   130693
Bank of New York Mellon Corp.  COM              064058100    45831  1753958 SH       Sole                  1717278             36680
Baxter International Inc.      COM              071813109    89197  1869565 SH       Sole                  1855743             13822
BB&T Corp.                     COM              054937107      407    16883 SH       Sole                    16883
Berry Petroleum Co. (Cl A)     COM              085789105    21532   678609 SH       Sole                   623437             55172
Brink's Co.                    COM              109696104    12873   559678 SH       Sole                   511508             48170
Callaway Golf Co.              COM              131193104     7849  1121327 SH       Sole                   987272            134055
Carter's, Inc.                 COM              146229109    10141   385165 SH       Sole                   358820             26345
Chubb Corp                     COM              171232101    34587   606898 SH       Sole                   595148             11750
Cimarex Energy Co.             COM              171798101    57299   865798 SH       Sole                   816751             49047
Cisco Systems Inc.             COM              17275R102    84462  3856700 SH       Sole                  3802727             53973
City National Corp             COM              178566105     6483   122165 SH       Sole                   121930               235
Cleco Corp.                    COM              12561W105    11836   399599 SH       Sole                   370376             29223
ConAgra Foods Inc.             COM              205887102   127260  5800350 SH       Sole                  5588485            211865
CoreLogic Inc.                 COM              21871D103    16428   857413 SH       Sole                   819183             38230
Corrections Corp. of America   COM              22025Y407    19874   805284 SH       Sole                   751129             54155
CSG Systems International Inc. COM              126349109     6215   340939 SH       Sole                   312331             28608
Del Monte Foods Co.            COM              24522P103    15921  1214413 SH       Sole                  1079425            134988
Denbury Resources Inc.         COM              247916208    14680   923857 SH       Sole                   817252            106605
Devon Energy Corp.             COM              25179M103   202152  3122524 SH       Sole                  3074144             48380
Discover Financial Services    COM              254709108     1446    86670 SH       Sole                    86670
Dominion Resources Inc. (Virgi COM              25746U109   151243  3464105 SH       Sole                  3418677             45428
Dover Corp.                    COM              260003108   140537  2691766 SH       Sole                  2601651             90115
Energen Corp.                  COM              29265N108     1457    31870 SH       Sole                    15965             15905
Energizer Holdings Inc.        COM              29266R108    33143   492984 SH       Sole                   465359             27625
Exterran Holdings Inc.         COM              30225X103    11923   525031 SH       Sole                   478103             46928
Exxon Mobil Corp.              COM              30231G102   104908  1697808 SH       Sole                  1675408             22400
First American Financial Corp. COM              31847R102     6003   401803 SH       Sole                   370378             31425
First California Financial Gro COM              319395109      229    92531 SH       Sole                    92531
First Financial Holdings Inc.  COM              320239106      708    63552 SH       Sole                    63552
First Niagara Financial Group  COM              33582V108     3327   285595 SH       Sole                   248215             37380
First of Long Island Corp.     COM              320734106     1300    52056 SH       Sole                    35356             16700
Flowers Foods Inc.             COM              343498101    38367  1544554 SH       Sole                  1457805             86749
Fluor Corp.                    COM              343412102    56854  1147863 SH       Sole                  1111253             36610
Forest Laboratories Inc.       COM              345838106     3963   128120 SH       Sole                    63780             64340
Forest Oil Corp.               COM              346091705     8819   296932 SH       Sole                   274942             21990
GameStop Corp. (Cl A)          COM              36467W109     1433    72710 SH       Sole                    37180             35530
General Mills Inc.             COM              370334104   114458  3132398 SH       Sole                  3083908             48490
Global Sources Ltd.            COM              G39300101     4835   640338 SH       Sole                   596581             43757
Hain Celestial Group Inc.      COM              405217100     4447   185440 SH       Sole                   185055               385
Hartford Financial Services Gr COM              416515104      987    43020 SH       Sole                    43020
Hillenbrand Inc.               COM              431571108    17142   796928 SH       Sole                   751733             45195
Horace Mann Educators Corp.    COM              440327104    13851   779019 SH       Sole                   719025             59994
Hornbeck Offshore Services Inc COM              440543106     9772   501365 SH       Sole                   463952             37413
Hub Group Inc. (Cl A)          COM              443320106     9811   335294 SH       Sole                   296730             38564
Huntington Bancshares Inc.     COM              446150104    11034  1945981 SH       Sole                  1813426            132555
Illinois Tool Works Inc.       COM              452308109   116134  2469885 SH       Sole                  2426132             43753
iStar Financial Inc.           COM              45031U101      112    36515 SH       Sole                    35915               600
JAKKS Pacific Inc.             COM              47012E106     3855   218545 SH       Sole                   218103               442
Johnson & Johnson              COM              478160104   118492  1912402 SH       Sole                  1886400             26002
JPMorgan Chase & Co.           COM              46625H100   147168  3865730 SH       Sole                  3814050             51680
K-Swiss Inc. (Cl A)            COM              482686102     8602   674639 SH       Sole                   598135             76504
Kaydon Corp.                   COM              486587108     4807   138937 SH       Sole                   138608               329
Kimberly-Clark Corp.           COM              494368103    65747  1010713 SH       Sole                   989408             21305
Kinetic Concepts Inc           COM              49460W208    15307   418465 SH       Sole                   381685             36780
King Pharmaceuticals Inc.      COM              495582108    32666  3279760 SH       Sole                  3013335            266425
KLA-Tencor Corp.               COM              482480100   175626  4985114 SH       Sole                  4857533            127581
Lance Inc.                     COM              514606102     8672   407136 SH       Sole                   406181               955
Leucadia National Corp.        COM              527288104     7098   300489 SH       Sole                   299861               628
Lifepoint Hospitals Inc.       COM              53219L109    17052   486372 SH       Sole                   457210             29162
Linear Technology Corp.        COM              535678106    33559  1092061 SH       Sole                  1072021             20040
Liquidity Services Inc.        COM              53635B107     2399   149813 SH       Sole                   149468               345
Marsh & McLennan Cos.          COM              571748102    52251  2166280 SH       Sole                  2073755             92525
McDonald's Corp.               COM              580135101   123846  1662146 SH       Sole                  1637022             25124
Medtronic Inc.                 COM              585055106   162494  4839011 SH       Sole                  4760407             78604
Merck & Co Inc                 COM              58933Y105   158830  4314865 SH       Sole                  4291633             23232
Microsoft Corp.                COM              594918104   131393  5365158 SH       Sole                  5279294             85864
Mid-America Apartment Communit COM              59522J103     9304   159648 SH       Sole                   151136              8512
Molson Coors Brewing Co. (Cl B COM              60871R209     9805   207641 SH       Sole                   176826             30815
Morgan Stanley                 COM              617446448      756    30620 SH       Sole                    30620
MVC Capital Inc.               COM              553829102      573    44200 SH       Sole                    44200
Myriad Genetics Inc.           COM              62855J104    18040  1099316 SH       Sole                  1052446             46870
National Penn Bancshares Inc.  COM              637138108     7051  1128139 SH       Sole                  1007029            121110
NewBridge Bancorp              COM              65080T102      171    47512 SH       Sole                    47512
Noble Energy Inc.              COM              655044105     6509    86678 SH       Sole                    41667             45011
Occidental Petroleum Corp.     COM              674599105   210193  2684454 SH       Sole                  2644706             39748
Old Republic International Cor COM              680223104    49676  3586702 SH       Sole                  3393505            193197
Parker Hannifin Corp.          COM              701094104   126316  1802967 SH       Sole                  1761485             41482
Paychex Inc.                   COM              704326107     4592   167050 SH       Sole                   167050
PepsiCo Inc.                   COM              713448108   161685  2433547 SH       Sole                  2395406             38141
Pfizer Inc.                    COM              717081103   169471  9870205 SH       Sole                  9826473             43732
PNC Financial Services Group I COM              693475105     1803    34724 SH       Sole                    34724
Popular Inc.                   COM              733174106     6514  2246245 SH       Sole                  1908430            337815
Procter & Gamble Co.           COM              742718109   157171  2620830 SH       Sole                  2577732             43098
Prudential Financial Inc.      COM              744320102   109428  2019720 SH       Sole                  1987037             32683
Quest Diagnostics Inc.         COM              74834L100    80675  1598471 SH       Sole                  1550256             48215
Ralcorp Holdings Inc.          COM              751028101    12173   208150 SH       Sole                   207735               415
Raytheon Co.                   COM              755111507    68996  1509430 SH       Sole                  1507080              2350
Redwood Trust Inc.             COM              758075402     7599   525491 SH       Sole                   482482             43009
Res-Care Inc.                  COM              760943100     9381   706969 SH       Sole                   637706             69263
Ruddick Corp.                  COM              781258108     4326   124734 SH       Sole                   111708             13026
Saia Inc.                      COM              78709Y105     9966   667529 SH       Sole                   618424             49105
Southwestern Energy Co.        COM              845467109    20679   618404 SH       Sole                   574376             44028
State Street Corp.             COM              857477103      811    21527 SH       Sole                    21527
Steiner Leisure Ltd.           COM              P8744Y102    19344   507727 SH       Sole                   477149             30578
STERIS Corp.                   COM              859152100     9296   279833 SH       Sole                   259692             20141
Sterling Bancorp               COM              859158107     3925   451682 SH       Sole                   450832               850
SunTrust Banks Inc.            COM              867914103    27078  1048302 SH       Sole                  1019545             28757
Sysco Corp.                    COM              871829107   114219  4004862 SH       Sole                  3932564             72298
Toro Co.                       COM              891092108     9284   165115 SH       Sole                   158529              6586
Travelers Cos. Inc.            COM              89417E109   154239  2960442 SH       Sole                  2914597             45845
Trinity Industries Inc.        COM              896522109    10295   462301 SH       Sole                   440587             21714
U.S. Bancorp                   COM              902973304    81239  3757604 SH       Sole                  3693624             63980
UGI Corp.                      COM              902681105    14258   498372 SH       Sole                   446131             52241
United Fire & Casualty Co.     COM              910331107     5204   245367 SH       Sole                   244734               633
United Technologies Corp.      COM              913017109   192731  2705755 SH       Sole                  2693333             12422
UnitedHealth Group Inc.        COM              91324P102   116547  3319475 SH       Sole                  3261822             57653
Verigy Ltd.                    COM              Y93691106    29350  3610033 SH       Sole                  3382872            227161
Wal-Mart Stores Inc.           COM              931142103   114564  2140591 SH       Sole                  2106499             34092
Wells Fargo & Co.              COM              949746101   131903  5248829 SH       Sole                  5164622             84207
WGL Holdings Inc.              COM              92924F106     9950   263379 SH       Sole                   240125             23254
Whiting Petroleum Corp.        COM              966387102    21559   225725 SH       Sole                   216751              8974
Wilmington Trust Corp.         COM              971807102     4460   496622 SH       Sole                   495792               830
XL Group PLC ORD               COM              G98290102     1683    77700 SH       Sole                    77700
Hartford Capital 7.25% Pfd     PFD              416515708     1417    60135 SH       Sole                    60135
Huntington 8.5% PFD Series A   PFD              446150401      603      572 SH       Sole                      572